STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 15 - STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 10,000,000,000 shares of common stock and 50,000,000 shares of preferred stock, both with a par value of 0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Preferred stock outstanding

There are no shares of preferred stock outstanding as of March 31, 2026, and June 30, 2025.

Ergon Private Placement

On October 31, 2025, the Company entered into a securities purchase agreement (the “Ergon Purchase Agreement”) with Ergon, pursuant to which Ergon purchased a total of 24,943,876 unregistered shares (the “Ergon Shares”) of the Company’s common stock and an unregistered warrant (the “Warrant”) to purchase 24,943,876 shares of common stock (the “Warrant Shares”), at a combined purchase price of $0.08018 per share (the “Offering Price”), which represents a five percent (5%) discount to the volume-weighted average price of the Company’s common stock for the thirty (30) trading days immediately preceding the closing of the offering of the Ergon Shares and Warrant by the Company to Ergon (the “Offering”).

The Company received gross proceeds of $2 million from the Offering, excluding proceeds, if any, from the exercise of the Warrant. The Company intends to use the proceeds of the Offering for working capital and general corporate purposes.

Under the terms of the Ergon Purchase Agreement, Ergon is prohibited from selling any shares of common stock acquired in the Offering without the Company’s prior written consent until 180 days (the “Standstill Period”) after the closing of a firm commitment public offering of the common stock and concurrent uplisting to a national market exchange by the Company (the “Uplist”); provided that if the Uplist has not occurred by September 30, 2026, the prohibition on sales will terminate. The Ergon Purchase Agreement additionally grants Ergon (i) the right to appoint a non-voting observer to the Company’s board of directors for so long as Ergon holds one third (1/3) of the shares of common stock acquired in the Offering and so long as the Ergon License has not expired or been terminated in accordance with its terms, (ii) certain “piggyback” registration rights, whereby, subject to certain exceptions, following the Standstill Period, if the Company files a registration statement for the public offer and sale of its securities, Ergon has the right to have the Ergon Shares and Warrant Shares included in such registration statement for public resale, and (iii) subject to customary exemptions, a three (3) year right of participation in any issuance by the Company of common stock or common stock Equivalents (as defined in the Ergon Purchase Agreement) in a Company financing transaction, whereby Ergon has the right to participate in such transaction up to its then-current percentage holdings of the outstanding common stock as determined by dividing the number of shares of common stock then held by Ergon by the number of shares of common stock then outstanding.

The Warrant was evaluated in accordance with applicable accounting guidance and was determined to be equity classified. Accordingly, the fair value of the Warrant was recorded in APIC.

Common stock outstanding

As of June 30, 2025, the Company had received proceeds and entered into binding subscription agreements for 7,744,445 shares, that were issued shortly after year-end due to administrative timing. The Company had no remaining substantive performance obligations, and the investors were irrevocably committed to the transactions as of the balance sheet date, with no conditions precedent remaining. These 7,744,445 shares as of June 30, 2025 were subsequently issued in July 2025.

Share based awards represent unregistered securities and are subject to resale restrictions under Rule 144 of the Securities Act of 1933, as amended.

Stock cancellations and re-issuances

●	On September 8, 2023, the Company, through VRI, entered into a Service and Stock Cancellation Agreement with EMGTA LLC to cancel the Service Agreement dated December 1, 2022, including the cancellation of 375,000 shares of common stock that were issued at $0.20 per share on December 31, 2022 totaling $75,000 as consideration for certain services. As of the date of this Quarterly Report, the cancellation is still in process.

Stock issued and stock cancelled to shareholders

●	On July 24, 2024, the Company issued 3,194,443 shares of common stock for $287,500 at $0.09 per share to four U.S. shareholders and 6,005,000 shares of common stock for $600,500 at $0.10 per share to twenty U.S. shareholders and one non-U.S. shareholder.

●	On August 9, 2024, the Company issued 888,888 shares of common stock for $80,000 at $0.09 per share to one U.S. shareholder and 11,840,000 shares of common stock for $1,184,000 at $0.10 per share to twenty-three U.S. shareholders and one non-U.S. shareholder.

●	On August 26, 2024, the Company issued 722,221 shares of common stock for $65,000 at $0.09 per share to three U.S. shareholders, 3,990,000 shares of common stock for $399,000 at $0.10 per share to six U.S. shareholders and two non U.S. shareholders.

●	On September 16, 2024, the Company issued 222,222 shares of common stock for $20,000 at $0.09 per share to one U.S. shareholder and 350,000 shares of common stock for $35,000 at $0.10 per share to two U.S. shareholders.

●	On October 16, 2024, the Company issued 800,000 shares of common stock for $80,000 at $0.10 per share to three U.S. shareholders.

●	On November 27, 2024, the Company cancelled 450,000 shares of common stock that were previously issued to two U.S. shareholders.

●	On January 2, 2025, the Company issued a total of 3,277,775 shares of common stock, comprising 2,500,000 shares of common stock for $250,000 at $0.10 per share to seven U.S. shareholders and 777,775 shares of common stock for $70,000 at $0.09 per share to six U.S. shareholders.

●	On January 6, 2025, the Company cancelled 200,000 shares of common stock that were previously issued to two U.S. shareholders.

●	On February 18, 2025, the Company issued a total of 3,905,555 shares of common stock, comprising 3,000,000 shares of common stock for $300,000 at $0.10 per share to one non-U.S. shareholder, 850,000 shares of common stock for $85,000 at $0.10 per share to seven U.S. shareholders and 55,555 shares of common stock for $5,000 at $0.09 per share to one U.S. shareholder.

●	On April 22, 2025, the Company cancelled 150,000 shares of common stock that were previously issued to one U.S. shareholder.

●	On May 20, 2025, the Company issued 249,999 shares of common stock for $24,999.90 at $0.10 per share to one U.S. shareholder and one non-U.S. shareholder.

●	On July 1, 2025, the Company issued a total of 7,744,445 shares of common stock which were committed to be issued as of June 30, 2025, comprising 4,444,445 shares of common stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 shares of common stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders.

●	On July 28, 2025, the Company issued a total of 187,500 shares of common stock for $15,000 at $0.08 per share to one U.S. shareholder.

●	On September 12, 2025, the Company issued a total of 5,412,500 shares of common stock for $433,000 at a price of $0.08 per share to three non-U.S. shareholders.

Stock issued to nonemployees and employees

●	On July 31, 2024, the Company issued 1,000,000 shares of the Company’s common stock to each of Dr. Nam Tran and Dr. Raymond Powell. See Note 21 Shares Issued to Nonemployees and Employees, National Implementation Expert Agreements.

●	On August 8, 2024, the Company issued 700,000 shares of the Company’s common stock to Dale Ludwig. See Note 21 Shares Issued to Nonemployees and Employees, Ludwig Agreement.

●	On August 30, 2024, the Company issued 1,350,000 shares of the Company’s common stock to Jeremy P. Concanon. See Note 21 Shares Issued to Nonemployees and Employees, Jeremy P. Concannon – Chief Growth Officer

●	On August 30, 2024, the Company issued 670,000 shares of the Company’s common stock to Eric Bava. See Note 21 Shares Issued to Nonemployees and Employees, Eric Bava-Chief Operating Officer.

●	On January 2, 2025, the Company issued 4,656,550 shares of the Company’s common stock to Aegis Ventures Limited. See Note 21 Shares Issued to Nonemployees and Employees, AUM Capital Markets Advisory Agreement.

●	On January 3, 2025, the Company issued 50,000 shares of the Company’s common stock to Hannah Bruehl. See Note 21 Shares Issued to Nonemployees and Employees, Hannah Bruehl-Chief of Staff.

●	On June 1, 2025, the Company issued 1,500,000 shares of the Company’s common stock to Sundeo Pty Ltd, an affiliate designated by C-Twelve. See Note 21 Shares Issued to Nonemployees and Employees, C-Twelve Joint Development and License Agreement.

●	On June 1, 2025, the Company issued 350,000 shares of the Company’s common stock to Karl Strahl. See Note 21 Shares Issued to Nonemployees and Employees, Karl Strahl – Director.

●	On July 1, 2025, the Company issued 1,000,000 shares of the Company’s common stock to Dr. Raymond Powell. See Note 21 Shares Issued to Nonemployees and Employees, National Implementation Expert Agreements.

●	On January 5, 2026, the Company issued 1,727,115 shares of the Company’s common stock to Dr. Nam Tran. See Note 21 Shares Issued to Nonemployees and Employees, National Implementation Expert Agreements.

●	On January 5, 2026, the Company issued 1,727,115 shares of the Company’s common stock to Dale Ludwig. See Note 21 Shares Issued to Nonemployees and Employees, Ludwig Agreement.

●	On January 5, 2026, the Company issued 1,036,269 shares of the Company’s common stock to Eric Bava. See Note 21 Shares Issued to Nonemployees and Employees, Eric Bava-Chief Operating Officer.

●	On January 5, 2026, the Company issued 86,355 shares of the Company’s common stock to Hannah Bruehl. See Note 21 Shares Issued to Nonemployees and Employees, Hannah Bruehl-Chief of Staff.

●	On February 19, 2026, the Company issued 3,975,155 shares of the Company’s common stock to Technologies Apex, LLC. See Note 21 Shares Issued to Nonemployees and Employees, Apex Agreement.

●	On February 19, 2026, the Company issued 165,631 shares of the Company’s common stock to Christopher David Poorman. See Note 21 Shares Issued to Nonemployees and Employees, Poorman Agreement.

Debt settled in shares

●	On August 16, 2024, the Company issued 9,655,542 shares of the Company’s common stock at the price of $0.07 per share to Borneo Oil Berhad in relation to the Settlement of Debts Agreement (the “SDA Agreement”) and a two-year term period promissory note entered into with its former indirect wholly-owned subsidiary Champmark Sdn Bhd (“CSB”) and CSB’s creditor Borneo Oil Corporation Sdn Bhd (the “Creditor”) to settle in full a total of $675,888 of CSB’s account payable. On March 13, 2023, the Company and CSB entered into an SDA Agreement and a two-year term period promissory note with the Creditor to settle in full a total of $675,888 of CSB’s account payable to the Creditor either in cash or by the issuance of new shares of the Company’s common stock at a price of $0.07 per share. As set out in the SDA Agreement, the new shares for settlement of the account payable to the Creditor shall be issued to the Creditor or its nominee. On August 16, 2024, the Company entered into a Supplementary Agreement to the SDA Agreement and promissory note with the Creditor to convert the total amount of $675,888 into 9,655,542 shares of the Company’s common stock.

Not considering the commitment to cancel shares as above, there were 1,302,942,407 shares of common stock issued and outstanding at March 31, 2026 and 1,262,680,891 shares of common stock issued and outstanding at June 30, 2025 (including 7,744,445 shares which were issued for private placement subsequent to financial year end).

Apart from the common stock, which was issued as disclosed in Note 21, the Company has no stock option plan, warrants, or other dilutive securities as at March 31, 2026. As of March 31, 2026, the Company had committed to issue common stock with an aggregate value of $264,750 to nonemployees. In addition, the Company had committed to issue 1,350,000 shares of common stock for each of the second and third tranches to an employee, as disclosed in Note 22 (b).

NOTE 15 - STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 10,000,000,000 Common shares and 50,000,000 preferred shares, both with a par value of $0.001 per share. Each Common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Preferred stock outstanding

There are no preferred shares outstanding as of June 30, 2025, and 2024.

Common stock outstanding

As of June 30, 2025 and 2024, the Company had received proceeds and entered into binding subscription agreements for 7,744,445 shares and 21,988,335 shares respectively, that were issued shortly after year-end due to administrative timing. The Company had no remaining substantive performance obligations, and the investors were irrevocably committed to the transactions as of the balance sheet date, with no conditions precedent remaining. These 7,744,445 shares as of June 30, 2025 were subsequently issued in July 2025, and 21,988,335 shares as of June 30, 2024 were subsequently issued in July 2024 and August 2024.

Shares based awards represent unregistered securities and are subject to resale restrictions under Rule 144 of the Securities Act of 1933, as amended.

Stock cancellations and re-issuances

●	On September 8, 2023, the Company, through VRI, entered into a Service and Stock Cancellation Agreement with Steven Sorhus pursuant to the termination of his service resulting in the cancellation of 171,591 shares. The Service Agreement was dated December 1, 2022 for the first tranche of 300,000 shares of Common Stock which were issued at $0.20 per share on December 31, 2022 totaling $60,000.

The cancellation of the shares, were effected via the cancellation of the initial 300,000 shares which was completed on March 28, 2024 and the re-issuance of 128,409 shares of shares of Common Stock on May 24, 2024, to compensate his prior service.

●	On September 8, 2023, the Company, through VRI, entered into a Service and Stock Cancellation Agreement with EMGTA LLC to cancel the Service Agreement dated December 1, 2022, including the cancellation of 375,000 shares of Common Stock that were issued at $0.20 per share on December 31, 2022 totaling $75,000 as consideration for certain services. The cancellation is still in process.

●	On September 12, 2023, the Company, through VRI, entered into a Service and Stock Cancellation Agreement with Y M Tengku Chanela Jamidah Y A M Tengku Ibrahim pursuant to the termination of her service resulting in the cancellation of 333,333 shares. The Service Agreement was dated November 30, 2022 for the first tranche of 500,000 shares of Common Stock which were issued at $0.20 per share on December 31, 2022 totaling $100,000.

The cancellation of the shares were effected via the cancellation of the initial 500,000 shares, which was completed on March 28, 2024 and the re-issuance of 166,667 shares of shares of Common Stock on May 24, 2024, to compensate her prior service.

As such, the total number of cancelled shares of 504,924 shares and the number of shares remaining to be cancelled of 375,000 shares were measured at the grant-date fair value of $0.20 per share as per the original service agreements, and equity was reduced by $175,985 accordingly.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Stock issued and stock cancelled to shareholders

●	On November 22, 2023, the Company issued a total of 14,931,624 shares of Common Stock comprising 11,538,461 shares of Common Stock for $1,050,000 at $0.091 per share to five non-U.S. shareholders, 100,000 shares of Common Stock for $10,000 at $0.10 per share to one non-U.S. shareholder, 1,943,163 shares of Common Stock for $176,828 at $0.091 per share to ten U.S. shareholders and 1,350,000 shares of Common Stock for $135,000 at $0.10 per share to nine U.S. shareholders.

●	On December 4, 2023, the Company issued a total of 1,238,889 shares of Common Stock comprising of 850,000 shares of Common Stock for $85,000 at $0.10 per share to four U.S. shareholders and 388,889 shares of Common Stock for $35,000 at $0.09 per share to one U.S. shareholders.

●	On April 12, 2024, shares that were committed to be issued as of March 31, 2024 were fully settled by way of issuance of 2,881,274 shares of Common Stock at $0.108 per share to four non-U.S. shareholders in settlement of $311,178 subscription amounts paid, and issuance of 200,000 shares of Common Stock on April 15, 2024 at $0.091 per share to one U.S. shareholder in settlement of $18,200 subscription amount paid.

●	On April 15, 2024, the Company issued a total of 3,055,555 shares of Common Stock to four U.S. shareholders, in which 2,300,000 shares of Common Stock were issued at $0.10 per share to two U.S. shareholders, 200,000 shares of Common Stock were issued at $0.091 per share to one U.S. shareholder, and 555,555 shares of Common Stock were issued at $0.09 per share to one U.S. shareholder.

●	On July 24, 2024, the Company issued 3,194,443 shares of Common Stock for $287,500 at $0.09 per share to four U.S. shareholders and 6,005,000 shares of Common Stock for $600,500 at $0.10 per share to twenty U.S. shareholders and one non-U.S. shareholder.

●	On August 9, 2024, the Company issued 888,888 shares of Common Stock for $80,000 at $0.09 per share to one U.S. shareholder and 11,840,000 shares of Common Stock for $1,184,000 at $0.10 per share to twenty-three U.S. shareholders and one non-U.S. shareholder.

●	On August 26, 2024, the Company issued 722,221 shares of Common Stock for $65,000 at $0.09 per share to three U.S. shareholders, 3,990,000 shares of Common Stock for $399,000 at $0.10 per share to six U.S. shareholders and two non-U.S. shareholders.

●	On September 16, 2024, the Company issued 222,222 shares of Common Stock for $20,000 at $0.09 per share to one U.S. shareholder and 350,000 shares of Common Stock for $35,000 at $0.10 per share to two U.S. shareholders.

●	On October 16, 2024, the Company issued 800,000 shares of Common Stock for $80,000 at $0.10 per share to three U.S. shareholders.

●	On November 27, 2024, the Company cancelled 450,000 shares of Common Stock that were previously issued to two U.S. shareholders.

●	On January 2, 2025, the Company issued a total of 3,277,775 shares of Common Stock, comprising 2,500,000 shares of Common Stock for $250,000 at $0.10 per share to seven U.S. shareholders and 777,775 shares of Common Stock for $70,000 at $0.09 per share to six U.S. shareholders.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

●	On January 6, 2025, the Company cancelled 200,000 Common Shares that were previously issued to two U.S. shareholders.

●	On February 18, 2025, the Company issued a total of 3,905,555 shares of Common Stock, comprising 3,000,000 shares of Common Stock for $300,000 at $0.10 per share to one non-U.S. shareholder, 850,000 shares of Common Stock for $85,000 at $0.10 per share to seven U.S. shareholders and 55,555 shares of Common Stock for $5,000 at $0.09 per share to one U.S. shareholder.

●	On April 22, 2025, the Company cancelled 150,000 Common Shares that were previously issued to one U.S. shareholder.

●	On May 20, 2025, the Company issued 249,999 shares of Common Stock for $24,999.90 at $0.10 per share to one U.S. shareholder and one non-U.S. shareholder.

Stock issued to nonemployees and employees

●	On January 31, 2024, the Company issued 1,000,000 shares of the Company’s Common Stock to Donald R. Fosnacht. See Note 21 Shares Issued to Nonemployees and Employees, Fosnacht Agreement.

●	On July 31, 2024 the Company issued 1,000,000 shares each to Dr. Nam Tran and Dr. Raymond Powell. See Note 21 Shares Issued to Nonemployees and Employees, National Implementation Expert Agreements.

●	On August 8, 2024, the Company issued 700,000 shares of the Company’s Common Stock to Dale Ludwig. See Note 21 Shares Issued to Nonemployees and Employees, Ludwig Agreement.

●	On August 30, 2024, the Company issued 1,350,000 of the Company’s shares of Common Stock to Jeremy P. Concanon. See Note 21 Shares Issued to Nonemployees and Employees, Jeremy P. Concannon Chief Growth Officer.

●	On August 30, 2024, the Company issued 670,000 of the Company’s shares of Common Stock to Eric Bava. See Note 21 Shares Issued to Nonemployees and Employees, Eric Bava Chief Operating Officer.

●	On January 2, 2025, the Company issued 4,656,550 of the Company’s shares of Common Stock to Aegis Ventures Limited. See Note 21 Shares Issued to Nonemployees and Employees, AUM Capital Markets Advisory Agreement.

●	On January 3, 2025, the Company issued 50,000 of the Company’s Common Shares to Hannah Bruehl. See Note 21 Shares Issued to Nonemployees and Employees, Hannah Bruehl-Chief of Staff.

●	On June 1, 2025, the Company issued 350,000 of the Company’s shares of Common Stock to Karl Strahl. See Note 21 Shares Issued to Nonemployees and Employees, Karl Strahl Director.

●	On June 1, 2025, the Company issued 1,500,000 shares of the Company’s Common Stock to Sundeo Pty Ltd, an affiliate designated by C-Twelve. See Note 21 Shares Issued to Nonemployees and Employees, C-Twelve Joint Development and License Agreement.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Debt settled in shares

●	On August 16, 2024, the Company issued 9,655,542 shares of the Company’s Common Stock at the price of $0.07 per share to Borneo Oil Berhad in relation to the Settlement of Debts Agreement (the “SDA Agreement”) and a two-year term period Promissory Note entered into with its former indirect wholly-owned subsidiary Champmark Sdn Bhd (“CSB”) and CSB’s creditor Borneo Oil Corporation Sdn Bhd (the “Creditor”) to settle in full a total of $675,888 of CSB’s account payable. On March 13, 2023, the Company and CSB entered into an SDA Agreement and a two-year term period Promissory Note with the Creditor to settle in full a total of $675,888 of CSB’s account payable to the Creditor either in cash or by the issuance of new shares of the Company’s Common Stock at a price of $0.07 per share. As set out in the SDA Agreement, the new shares for settlement of the account payable to the Creditor shall be issued to the Creditor or its nominee. On August 16, 2024, the Company entered into a Supplementary Agreement to the SDA Agreement and Promissory Note with the Creditor to convert the total amount of $675,888 into 9,655,542 shares of the Company’s Common Stock.

Not considering the commitment to cancel shares as above, there were 1,262,680,891 (including 7,744,445 shares which were issued for private placement subsequent to financial year end) and 1,221,346,586 (including 21,988,335 shares which were issued for private placement subsequent to financial year end) shares of Common Stock issued and outstanding at June 30, 2025 and 2024, respectively.

Apart from the Common Stock which was issued as disclosed in Note 22, the Company has no stock option plan, warrants, or other dilutive securities as at June 30, 2025. As of June 30, 2024, 2,700,000 and 670,000 were committed to be issued to nonemployees and one employee respectively.